CLEARBRIDGE SMALL CAP GROWTH FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.0%
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.7%
Bandwidth Inc., Class A Shares	753,449	$97,692,197	*
Iridium Communications Inc.	1,630,106	68,839,377	*

Total Diversified Telecommunication Services		166,531,574

Media - 0.4%
Klaviyo Inc.	802,521	26,789,274	*(a)(b)(c)

TOTAL COMMUNICATION SERVICES		193,320,848

CONSUMER DISCRETIONARY - 11.7%
Auto Components - 3.1%
Fox Factory Holding Corp.	1,201,459	194,083,687	*

Distributors - 1.1%
Core-Mark Holding Co. Inc.	1,565,254	67,368,532

Diversified Consumer Services - 2.6%
Chegg Inc.	1,882,318	166,829,845	*

Internet & Direct Marketing Retail - 0.3%
Poshmark Inc., Class A Shares	521,322	20,456,675	*

Leisure Products - 0.8%
Hayward Holdings Inc.	2,154,035	51,890,703	*

Specialty Retail - 3.8%
Monro Inc.	976,155	56,616,990
National Vision Holdings Inc.	2,916,334	157,423,709	*
Vroom Inc.	667,900	24,739,016	*

Total Specialty Retail		238,779,715

TOTAL CONSUMER DISCRETIONARY		739,409,157

CONSUMER STAPLES - 5.8%
Food & Staples Retailing - 4.6%
BJ’s Wholesale Club Holdings Inc.	3,180,066	161,038,542	*
Casey’s General Stores Inc.	491,729	97,219,741
Grocery Outlet Holding Corp.	892,644	29,564,369	*

Total Food & Staples Retailing		287,822,652

Food Products - 1.2%
Calavo Growers Inc.	544,025	30,650,369
Hain Celestial Group Inc.	1,170,318	46,707,391	*

Total Food Products		77,357,760

TOTAL CONSUMER STAPLES		365,180,412

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2021 Quarterly Report	1

CLEARBRIDGE SMALL CAP GROWTH FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
ENERGY - 1.7%
Energy Equipment & Services - 1.7%
Cactus Inc., Class A Shares	1,752,101	$63,145,720
ChampionX Corp.	2,028,351	47,138,877	*

TOTAL ENERGY		110,284,597

FINANCIALS - 6.7%
Banks - 1.8%
Western Alliance Bancorp	1,266,553	117,561,449

Capital Markets - 2.2%
Hamilton Lane Inc., Class A Shares	755,621	70,272,753
PJT Partners Inc., Class A Shares	864,633	67,588,362

Total Capital Markets		137,861,115

Insurance - 2.7%
American Equity Investment Life Holding Co.	1,800,787	57,787,255
Trupanion Inc.	961,508	110,592,650	*

Total Insurance		168,379,905

TOTAL FINANCIALS		423,802,469

HEALTH CARE - 26.1%
Biotechnology - 5.0%
Biohaven Pharmaceutical Holding Co. Ltd.	766,907	96,637,951	*
CareDx Inc.	1,450,669	121,914,223	*
Invitae Corp.	1,857,134	51,981,180	*
Ultragenyx Pharmaceutical Inc.	578,101	46,149,803	*

Total Biotechnology		316,683,157

Health Care Equipment & Supplies - 7.1%
CryoPort Inc.	868,760	53,619,867	*
Figs Inc., Class A Shares	267,670	9,743,188	*
Insulet Corp.	173,700	48,582,153	*
Integra LifeSciences Holdings Corp.	1,626,870	117,769,120	*
Penumbra Inc.	610,727	162,593,849	*
Silk Road Medical Inc.	1,193,796	59,904,683	*

Total Health Care Equipment & Supplies		452,212,860

Health Care Providers & Services - 3.9%
Progyny Inc.	2,209,387	123,040,762	*
Surgery Partners Inc.	2,245,331	122,505,259	*

Total Health Care Providers & Services		245,546,021

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Growth Fund 2021 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Health Care Technology - 4.2%
Certara Inc.	1,345,149	$36,601,504	*
Health Catalyst Inc.	1,456,036	84,537,450	*
Omnicell Inc.	586,305	85,893,683	*
Vocera Communications Inc.	1,418,673	59,527,519	*

Total Health Care Technology		266,560,156

Life Sciences Tools & Services - 5.0%
ICON PLC	486,654	118,388,319	*
Olink Holding AB, ADR	981,896	36,693,453	*
Quanterix Corp.	423,990	22,535,068	*
Syneos Health Inc.	1,547,359	138,751,682	*

Total Life Sciences Tools & Services		316,368,522

Pharmaceuticals - 0.9%
Pacira BioSciences Inc.	983,792	57,994,539	*

TOTAL HEALTH CARE		1,655,365,255

INDUSTRIALS - 15.1%
Aerospace & Defense - 0.2%
Aerojet Rocketdyne Holdings Inc.	316,869	14,949,879

Air Freight & Logistics - 3.2%
Forward Air Corp.	965,608	85,398,372
XPO Logistics Inc.	842,551	116,853,398	*

Total Air Freight & Logistics		202,251,770

Building Products - 4.5%
Masonite International Corp.	719,191	81,383,654	*
Trex Co. Inc.	2,102,035	204,107,598	*

Total Building Products		285,491,252

Commercial Services & Supplies - 0.5%
US Ecology Inc.	887,385	31,058,475	*

Electrical Equipment - 1.7%
Bloom Energy Corp., Class A Shares	2,024,064	44,124,595	*
Shoals Technologies Group Inc., Class A Shares	2,089,779	60,791,671	*

Total Electrical Equipment		104,916,266

Machinery - 3.9%
Albany International Corp., Class A Shares	473,946	40,925,237
Hydrofarm Holdings Group Inc.	379,128	18,706,176	*
RBC Bearings Inc.	551,238	129,540,930	*
Tennant Co.	711,590	56,301,001

Total Machinery		245,473,344

Trading Companies & Distributors - 1.1%
H&E Equipment Services Inc.	1,719,191	58,504,070
MRC Global Inc.	1,397,563	12,815,653	*

Total Trading Companies & Distributors		71,319,723

TOTAL INDUSTRIALS		955,460,709

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2021 Quarterly Report	3

CLEARBRIDGE SMALL CAP GROWTH FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 0.8%
Viavi Solutions Inc.	2,956,608	$49,345,788	*

Electronic Equipment, Instruments & Components - 1.1%
Brain Corp.	598,883	3,521,432	*(a)(b)(c)
nLIGHT Inc.	894,812	31,041,028	*
OSI Systems Inc.	328,591	32,875,530	*

Total Electronic Equipment, Instruments & Components		67,437,990

IT Services - 1.9%
Shift4 Payments Inc., Class A Shares	702,556	62,660,970	*
Wix.com Ltd.	189,699	56,651,709	*

Total IT Services		119,312,679

Semiconductors & Semiconductor Equipment - 5.5%
Allegro MicroSystems Inc.	2,986,379	81,856,648	*
Brooks Automation Inc.	802,423	71,423,671
Lattice Semiconductor Corp.	1,503,224	85,307,962	*
Monolithic Power Systems Inc.	250,898	112,718,436

Total Semiconductors & Semiconductor Equipment		351,306,717

Software - 17.1%
Aspen Technology Inc.	691,366	101,119,191	*
Cornerstone OnDemand Inc.	1,699,510	81,474,509	*
Envestnet Inc.	1,019,575	76,702,627	*
HubSpot Inc.	83,855	49,979,257	*
Jamf Holding Corp.	1,402,029	46,000,572	*
Model N Inc.	2,020,014	65,387,853	*(d)
Momentive Global Inc.	2,837,336	59,584,056	*
New Relic Inc.	817,386	56,465,025	*
PagerDuty Inc.	3,119,178	126,607,435	*
Paycor HCM Inc.	1,209,714	33,267,135	*
Qualys Inc.	301,775	30,648,269	*
SEMrush Holdings Inc., Class A Shares	1,345,677	26,900,083	*
Smartsheet Inc., Class A Shares	612,645	44,447,395	*
Sprout Social Inc., Class A Shares	807,426	71,731,726	*
Varonis Systems Inc.	2,280,294	139,553,993	*
Viant Technology Inc., Class A Shares	978,249	16,913,925	*
Yext Inc.	3,265,770	42,552,983	*
Zeta Global Holdings Corp., Class A Shares	2,561,270	15,444,458	*

Total Software		1,084,780,492

TOTAL INFORMATION TECHNOLOGY		1,672,183,666

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Growth Fund 2021 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY		SHARES	VALUE
MATERIALS - 0.9%
Chemicals - 0.9%
Balchem Corp.		439,924	$59,341,349

REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
Redfin Corp.		584,104	34,210,971	*

TOTAL COMMON STOCKS (Cost - $3,259,054,683)			6,208,559,433

	RATE
PREFERRED STOCKS - 1.0%
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Caris Life Sciences Inc., Series C	—	2,075,035	21,808,618	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—	360,901	3,793,069	*(a)(b)(c)

TOTAL HEALTH CARE			25,601,687

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment, Instruments & Components - 0.2%
Brain Corp.	—	1,923,387	11,309,515	*(a)(b)(c)

Software - 0.4%
Pride Parent Inc.	—	846,586	22,321,658	*(a)(b)(c)

TOTAL INFORMATION TECHNOLOGY			33,631,173

TOTAL PREFERRED STOCKS (Cost - $38,327,220)			59,232,860

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,297,381,903)			6,267,792,293

SHORT-TERM INVESTMENTS - 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	51,767,068	51,767,068
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	12,941,767	12,941,767	(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $64,708,835)			64,708,835

TOTAL INVESTMENTS - 100.0% (Cost - $3,362,090,738)			6,332,501,128
Other Assets in Excess of Liabilities - 0.0%††			740,916

TOTAL NET ASSETS - 100.0%			$6,333,242,044

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2021 Quarterly Report	5

CLEARBRIDGE SMALL CAP GROWTH FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $78,329,620 and the cost was $87,253,162 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

SCHEDULE OF WRITTEN OPTIONS
Exchange-Traded Written Options
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Qualys Inc., Call	8/20/21	$115.00	765	$7,769,340	$(130,050)
Wix.com Ltd., Call	8/20/21	330.00	266	7,943,824	(155,344)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $407,942)					$(285,394)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Small Cap Growth Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$166,531,574	—	$26,789,274	$193,320,848
Information Technology	1,668,662,234	—	3,521,432	1,672,183,666
Other Common Stocks	4,343,054,919	—	—	4,343,054,919
Preferred Stocks:
Health Care	—	—	25,601,687	25,601,687
Information Technology	—	—	33,631,173	33,631,173
Total Long-Term Investments	6,178,248,727	—	89,543,566	6,267,792,293

Short-Term Investments†	64,708,835	—	—	64,708,835

Total Investments	$6,242,957,562	—	$89,543,566	$6,332,501,128

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:

Exchange-Traded Written Options	$155,344	$130,050	—	$285,394

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2020	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Common Stocks:
Communication Services	—	—	—	$(32)	$26,789,306
Information Technology	—	—	—	904,313	2,617,119

9

Notes to Schedule of Investments (unaudited) (cont’d)

Investments in Securities	Balance as of October 31, 2020	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Preferred Stocks:
Health Care	$5,727,097	—	—	$16,951,292	$2,923,298
Information Technology	8,941,984	—	—	3,683,951	21,005,238

Total	$14,669,081	—	—	$21,539,524	$53,334,961

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2021	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2021[1]
Common Stocks:
Communication Services	—	—	—	$26,789,274	$(32)
Information Technology	—	—	—	3,521,432	904,313
Preferred Stocks:
Health Care	—	—	—	25,601,687	16,951,292
Information Technology	—	—	—	33,631,173	3,683,951

Total	—	—	—	$89,543,566	$21,539,524

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended July 31, 2021. The following transactions were effected in such companies for the period ended July 31, 2021.

10

Notes to Schedule of Investments (unaudited) (cont’d)

	Affiliate Value at October 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2021
		Cost	Shares	Cost	Shares
Model N Inc.*	$26,646,281	$46,761,602	1,289,294	$812,022	25,632	$90,996	—	$(7,208,008)	$65,387,853
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	16,004,810	146,941,001	146,941,001	150,004,044	150,004,044	—	$1,021	—	12,941,767

	$42,651,091	$193,702,603		$150,816,066		$90,996	$1,021	$(7,208,008)	$78,329,620

*	This security was not an affiliated company at October 31, 2020.

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2021	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	598,883	3/21	$2,617,119	$3,521,432	$5.88	0.06%
Brain Corp., Preferred Shares	1,923,387	4/20, 11/20	10,146,825	11,309,515	5.88	0.18
Caris Life Sciences Inc., Series C, Preferred Shares	2,075,035	10/20	5,727,097	21,808,618	10.51	0.34
Caris Life Sciences Inc., Series D, Preferred Shares	360,901	5/21	2,923,298	3,793,069	10.51	0.06
Klaviyo Inc., Common Shares	802,521	5/21	26,789,306	26,789,274	33.38	0.42
Pride Parent Inc., Preferred Shares	846,586	12/20	19,530,000	22,321,658	26.37	0.35

			$67,733,645	$89,543,566		1.41%

11